CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of deferred costs (in Dollars)	$ 5,756,342	$ 4,854,556	$ 4,152,812
Discount on convertible promissory notes (in Dollars)	94,887	0	19,229
Discount on convertible promissory notes - noncurrent (in Dollars)	0	158,142	122,463
Series A-1 redeemable preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A-1 redeemable preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Series A-1 redeemable preferred stock shares issued	113	113	113
Series A-1 redeemable preferred stock shares outstanding	113	113	113
Series A-1 redeemable preferred stock aggregate liquidation value (in Dollars)	1,537,846	1,472,262	1,349,657
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	2,750,000,000	2,750,000,000	2,750,000,000
Common stock shares issued	2,112,215,484	1,743,569,255	1,439,826,362
Common stock shares outstanding	2,112,215,484	1,743,569,255	1,439,826,362
Discount on promissory notes receivable (in Dollars)	$ 4,338,390	$ 4,278,016	$ 3,322,630
Series B Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	1,000	1,000	1,000
Preferred stock shares outstanding	1,000	1,000	1,000
Series C Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	1,600	1,150	400
Preferred stock shares outstanding	1,600	1,150	400